Long-term deposit	12 Months Ended
Dec. 31, 2021
Long-term deposit
Long-term deposit

7.            Long-term deposit

During the year ended December 31, 2021, the Company entered into a long-term lease agreement for its Mesa assembly facility which expires on August 31, 2032. A security deposit of $1,161,000 (December 31, 2020 - $nil) was made under the lease agreement.